Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 567	$ 310
Restricted cash (note 32)	21	22
Inventory (note 14)	790	769
Derivative instruments (notes 15 and 16)	174	296
Regulatory assets (note 6)	339	602
Receivables and other current assets (note 18)	1,817	2,897
Total current assets	3,708	4,896
Property, plant and equipment ("PP&E"), net of accumulated depreciation and amortization of $9,994 and $9,574, respectively (note 20)	24,376	22,996
Other assets
Deferred income taxes (note 10)	208	237
Derivative instruments (notes 15 and 16)	66	100
Regulatory assets (note 6)	2,766	3,018
Net investment in direct finance and sales type leases (note 19)	621	604
Investments subject to significant influence (note 7)	1,402	1,418
Goodwill (note 22)	5,871	6,012
Other long-term assets (note 32)	462	461
Total other assets	11,396	11,850
Total assets	39,480	39,742
Current liabilities
Short-term debt (note 23)	1,433	2,726
Current portion of long-term debt (note 25)	676	574
Accounts payable	1,454	2,025
Derivative instruments (notes 15 and 16)	386	888
Regulatory liabilities (note 6)	168	495
Other current liabilities (note 24)	427	579
Total current liabilities	4,544	7,287
Long-term liabilities
Long-term debt (note 25)	17,689	15,744
Deferred income taxes (note 10)	2,352	2,196
Derivative instruments (notes 15 and 16)	118	190
Regulatory liabilities (note 6)	1,604	1,778
Pension and post-retirement liabilities (note 21)	265	281
Other long-term liabilities (notes 7 and 26)	820	825
Total long-term liabilities	22,848	21,014
Equity
Common stock (note 11)	8,462	7,762
Cumulative preferred stock (note 28)	1,422	1,422
Contributed surplus	82	81
Accumulated other comprehensive income ("AOCI") (note 13)	305	578
Retained earnings	1,803	1,584
Total Emera Incorporated equity	12,074	11,427
Non-controlling interest in subsidiaries (note 29)	14	14
Total equity	12,088	11,441
Total liabilities and equity	$ 39,480	$ 39,742